FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
Schedule of maximum exposure to credit risk

	December 31,
	2020	2019
	U.S. dollars in thousands

Israel	$34,598	$12,894
United States and Canada	12,848	9,362
Europe	1,690	1,773
Asia Pacific (including Japan)	350	409
Other	38	5
	$49,524	$24,443

Schedule of aging of receivables and impairment and weighted average loss rate

		December 31, 2020		December 31, 2019
	Weighted
	average loss	Gross		Gross
	rate	amount	Impairment	amount	Impairment
	%	U.S. dollars in thousands		U.S. dollars in thousands

Not in arrears	5.1	$7,325	$371	$7,851	$117
In arrears up to three months	0.1	1,419	2	703	10
In arrears up to six months	0.5	222	1	98	1
In arrears up to 12 months	21.7	106	23	20	4
In arrears over 12 months	81.1	482	391	361	361
		$9,554	$788	$9,033	$493

Schedule of movements in allowance for impairment of receivables

	Year Ended December 31,
	2020	2019
	U.S. dollars in thousands

Balance at beginning of year	$493	$270
Recognized impairment loss	322	349
Bad debt	(27)	(126)
Balance at end of year	$788	$493

Schedule of contractual maturities of financial liabilities

	Carrying	Contractual	Up to 6				Over 5
	Amount	Cash flow	months	6‑12 months	1‑2 years	2‑5 years	years
	U.S. dollars in thousands
December 31, 2020
Non-derivative financial liabilities
Short-term bank loans	$5,000	$5,037	$5,037	$—	$—	$—	$—
Trade payables	4,418	4,418	4,418	—	—	—	—
Other long-term liabilities	1,271	1,271	—	—	143	393	735
Long-term loan	289	305	73	73	146	13	—
Lease liabilities (including current maturities)	2,080	2,768	544	295	563	554	812
Other payables	6,321	6,321	6,321	—	—	—	—
Total	$19,379	$20,120	$16,393	$368	$852	$960	$1,547

December 31, 2019
Non-derivative financial liabilities
Short-term bank loans	$5,000	$5,056	$5,056	$—	$—	$—	$—
Trade payables	2,028	2,028	2,028	—	—	—	—
Other long-term liabilities	1,260	1,260	—	—	123	382	755
Lease liabilities (including current maturities)	2,598	3,424	553	528	804	613	926
Other payables	4,361	4,361	4,361	—	—	—	—
Total	$15,247	$16,129	$11,998	$528	$927	$995	$1,681

Schedule of CPI and foreign currency risk

		Currency different from dollar
					Non-
				Other	monetary
	Dollars	NIS	Euro	currencies	items	Total
	U.S. dollars in thousands
December 31, 2020
Assets
Cash and cash equivalents	$6,476	$2,364	$708	$122	$—	$9,670
Short-term bank deposits	30,000	—	—	—	—	30,000
Trade receivables (including long-term trade receivables)	7,582	98	661	425	—	8,766
Other receivables	536	92	2	—	1,621	2,251
Inventories	—	—	—	—	7,164	7,164
Long-term restricted deposits	163	296	—	—	—	459
Long-term prepaid expenses	—	—	—	—	88	88
Property and equipment and intangible assets	—	—	—	—	3,941	3,941
Right-of-use assets	—	—	—	—	1,801	1,801
	44,757	2,850	1,371	547	14,615	64,140
Liabilities
Sort-term bank loan	5,000	—	—	—	—	5,000
Trade payables	2,088	2,296	34	—	—	4,418
Other payables (including accrued expenses)	5,252	1,050	19	—	743	7,064
Provisions	—	—	—	—	321	321
Long-term loans (including current maturities)	—	289	—	—	—	289
Lease liabilities (including current maturities)	419	1,661	—	—	—	2,080
Employee benefits	—	—	—	—	625	625
Other long-term liabilities	1,061	210	—	—	—	1,271
	13,820	5,506	53	—	1,689	21,068
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$30,937	$(2,656)	$1,318	$547	$12,926	$43,072

December 31, 2019
Assets
Cash and cash equivalents	$13,178	$1,254	$587	$96	$—	$15,115
Trade receivables (including long-term trade receivables)	7,750	96	694	—	—	8,540
Other receivables	338	62	2	—	1,002	1,404
Inventories	—	—	—	—	3,363	3,363
Long-term restricted deposits	111	275	—	—	—	386
Long-term prepaid expenses	—	—	—	—	90	90
Property and equipment and intangible assets	—	—	—	—	1,867	1,867
Right-of-use assets	—	—	—	—	2,442	2,442
	21,377	1,687	1,283	96	8,764	33,207
Liabilities
Sort-term bank loan	5,000	—	—	—	—	5,000
Trade payables	779	1,215	34	—	—	2,028
Other payables (including accrued expenses)	2,940	1,366	54	—	412	4,772
Provisions	—	—	—	—	273	273
Lease liabilities (including current maturities)	714	1,884	—	—	—	2,598
Employee benefits	—	—	—	—	612	612
Other long-term liabilities	1,060	200	—	—	—	1,260
	10,493	4,665	88	—	1,297	16,543
Total exposure in the statements of financial position in respect of financial assets and financial liabilities	$10,884	$(2,978)	$1,195	$96	$7,467	$16,664

Schedule of sensitivity analysis

	December 31, 2020
	Equity	Profit (loss)
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$(133)	$(133)
Euro/dollar by 5%	66	66
Other currencies (mainly British Pound)	27	27

	December 31, 2019
	Equity	Profit
	U.S. dollars in thousands
An increase in the exchange rate of the following currencies against the dollar:
NIS/dollar by 5%	$(149)	$(149)
Euro/dollar by 5%	60	60

Schedule of fair value of other financial assets and liabilities

	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
	U.S. dollars in thousands
Liabilities:
Liability in respect of royalties to the IIA and other government institutions	$1,271	$607	$1,260	$527